COMMITMENTS	12 Months Ended
Dec. 31, 2023
COMMITMENTS
COMMITMENTS

NOTE 15 - COMMITMENTS:

Agreements to purchase intellectual property and commercial products:

1)   On August 11, 2010, the Company acquired intellectual property for three gastrointestinal therapeutic candidates through an asset purchase agreement with a publicly-traded Australian company. Pursuant to the asset purchase agreement, as amended, the Company paid the Australian company an initial amount of $500,000 and undertook to pay future payments in the range of 7% - 20% from the Company’s revenues that may be generated from the sale and sublicense of the therapeutic candidates, less certain deductible amounts, as detailed in the agreement. Such potential payments are due until termination or expiration of the last of the patents transferred to the Company pursuant to the agreement (each on a product-by-product basis).

Through December 31, 2023, the Company has paid the Australian company in total $1.5 million.

NOTE 15 – COMMITMENTS (cont.):

2)   On June 30, 2014, the Company entered into an agreement with a German company that granted the Company the exclusive worldwide (excluding China, Hong Kong, Taiwan, and Macao) development and commercialization rights to all indications to a therapeutic candidate. Under the terms of the agreement, the Company paid the German company an upfront payment of $1 million and agreed to pay the German company potential tiered royalties, less certain deductible amounts, as detailed in the agreement, ranging from mid-teens and up to 30%. Such potential royalties are due until the later of (i) the expiration of the last to expire licensed patent that covers the product in the relevant country and (ii) the expiration of regulatory exclusivity in the relevant country. Through December 31, 2023, the Company has paid the German company only the initial amount mentioned above.

3)   On March 30, 2015, the Company entered into an agreement with a U.S.-based private company that granted the Company the exclusive worldwide development and commercialization rights for all indications to a therapeutic candidate, and additional intellectual property rights, targeting multiple oncology, inflammatory and GI indications. Under the terms of the agreement, the Company undertook to pay the U.S. company an initial amount of $1.5 million and an additional amount of $2 million to be paid on a specific date. In addition, the Company undertook to pay up to $2 million in potential development milestone payments, and potential tiered royalties on revenues, less certain deductible amounts starting in the low double-digits, as detailed in the agreement. Such potential royalties are due until the later of (i) the expiration of the last to expire licensed patent that covers the product in the relevant country; and (ii) the expiration of regulatory exclusivity in the relevant country. Through December 31, 2023, the Company paid the U.S. company a total of $3 million.

Following an amendment to the agreement from February 2018, during December 2018, the Company elected to convert the remaining $0.5 million into increased future potential royalty payments. The liability is adjusted based on the company's expectations for future royalty payments.  As of December 31, 2023, and December 31, 2022, the Company recognized $0.54 million and $0.75 million, respectively, as a non-current liability for the potential royalty payments.

4)   Movantik® acquisition:

Effective April 1, 2020 (the (“Effective Date”), RedHill Inc. entered into an exclusive license agreement (the “License Agreement”) with AstraZeneca, granting RedHill Inc. exclusive, worldwide (excluding Europe, Canada) commercialization and development rights to Movantik® (naloxegol).

An initial payment of $52.5 million was made to AstraZeneca on the Effective Date. Following an amendment on March 11, 2021, an additional $16 million was scheduled for gradual payments starting in March 2021 and ending in December 2022. As of December 31, 2022, the Company had an unsettled balance with respect to this payment which was settled early in 2023.

RedHill Inc. also assumed responsibility for a 20% sales-based royalty, as well as sales-based potential milestone payments to Nektar Therapeutics, Movantik®’s originator.

In addition, AstraZeneca transferred on the Effective Date to RedHill Inc. a co-commercialization agreement with Daiichi Sankyo, Inc. (“DSI”) for Movantik® in the U.S, See also note 15 (5)

NOTE 15 – COMMITMENTS (cont.):

The total acquisition consideration, including upfront payment, discounted present value of the deferred payment amounted to approximately $65 million. The intangible asset was amortized on a straight-line basis over its useful life, which was re-estimated at approximately 12.5 years from the Effective Date.

The sales-based royalties were expensed as incurred and recognized under Cost of Revenues.

See also note 15 (6) regarding the transfer of the Company’s rights in Movantik® to HCRM in exchange for all the Company’s debt obligations under the Credit Agreement with HCRM.

5)     As described in note 15(4) above, as part of the Movantik® acquisition, RedHill Inc. assumed an existing co-commercialization agreement with DSI. Effective July 1, 2020, this agreement was replaced with a new agreement, under which RedHill Inc. took on all responsibilities and costs for commercializing Movantik® in the U.S, while decreasing to a mid-teen royalty rate on net sales of Movantik® in the U.S and committing to payments totaling $15.1 million, of which $10.1 million paid during 2022, and the remaining of $5 million were assumed by HCRM under the agreement described in notes 14 and 15(4). Additionally, in July 2020, as part of the new agreement, DSI received 7,085 ADSs of the Company.

The Company recognized an intangible asset in the amount of approximately $12.5 million, included approximately $10.5 million for the present value of the above-mentioned payments and approximately $2 million for the ADSs issued to DSI.

For more information on the transfer of the rights in Movantik® see also note 15(6) below.

6) Movantik Transaction:

On February 2, 2023, the Company and RedHill Inc. reached an agreement with HCRM resulting in the extinguishment of all of RedHill Inc. debt obligations (including all principal, interest, revenue interest, prepayment premiums and exit fees) under the Credit Agreement in exchange for the transfer of its rights in Movantik® to Movantik Acquisition Co., an affiliate of HCRM. HCRM assumed substantially all post-closing liabilities, and RedHill Inc. retained substantially all pre-closing liabilities relating to Movantik®. As part of the parties' arrangement, and to ensure continuous patient care, RedHill Inc. also provided nine months of paid transition services. HCRM retains security interests in certain of the Company’s assets until substantially all pre-closing liabilities of Movantik® have been paid or other specific conditions are met. Following the agreement, the $16 million held as restricted cash under the Credit Agreement was deposited into an escrow account to pay pre-closing liabilities of Movantik®. As Of December 31, 2023, the amount held in the escrow account was $0.8 million.

Accounting treatment:

Prior to the sale of Movantik®, the Company presented the rights to Movantik® as an intangible asset in its consolidated statement of financial position (classified under the non-current assets). In addition, due to the condition described in note 14(a), at the sale date, the carrying amount of the borrowing from HCRM reflected all amounts owing or payable under the Credit Agreement as being immediately due (classified under the current liabilities).

NOTE 15 – COMMITMENTS (cont.):

The gains from transferring Movantik® rights and extinguishment of debt obligations include: (1) the gain from the sale of Movantik®, reflecting the difference between the carrying value and fair value of the assets transferred, presented as other income in the amount of $35.5 million and (2) the gain from the debt extinguishment, reflecting the difference between the carrying amount (the amortized cost) of the financial liability to HCRM and the fair value of the assets transferred, presented as financial income in the amount of $20.6 million.

To determine the fair value of the rights to Movantik®, the Company based its estimate on the terms outlined in a non-binding term sheet with a third party which ultimately did not materialize, which included a cash payment of $95 million for the rights to Movantik®.

The fair value of nonmonetary assets relating to Movantik® transferred to settle debt obligations was used to measure debt extinguishment gain. The service fees relating to the transition services are presented in the Company’s consolidated statement of comprehensive income (loss) as other income.

7)	In October 2021, the Company entered into an exclusive license agreement (the “License Agreement”) with Gaelan Medical Trade LLC ("Gaelan") for Talicia® in the United Arab Emirates

(UAE). Under the terms of the License Agreement, the Company received in April 2022 an upfront payment of $2 million. In addition, the Company is eligible for additional milestone payments as well as tiered royalties up to mid-teens on net sales of Talicia® in the UAE. Gaelan received the exclusive rights to commercialize Talicia® in the UAE and a first refusal right for the Gulf Cooperation Council region for a pre-determined period. Gaelan is responsible for obtaining and maintaining regulatory approvals, as well as to conduct any and all required clinical and other studies. In March 2022, the Company and Gaelan signed an amendment to the License Agreement, according to which Gaelan may sublicense or assign any of its rights or obligations under the License Agreement.

In connection with the License Agreement, the Company and Gaelan entered into a supply agreement, according to which, the Company will exclusively manufacture (by a third party CMO) and supply Talicia® to Gaelan during the term of the agreement.

The Company accounted for the license of the Talicia® IP rights and manufacturing and supply services as distinct performance obligations, mainly due to the manufacturing not being specialized or unique and can be manufactured by others (i.e. – the good or service is capable of being distinct), as well as due to that the License Agreement and the manufacturing and supply services do not significantly affect each other (i.e. – the promise is distinct within the context of the contract). During 2022, the Company provided Gaelan substantially all the documentation which represents the right to use the Licensed IP, as well as the paperwork relating to the IP itself and its regulatory documents. Accordingly, and since the manufacturing services are priced at their standalone selling price, the Company recognized the $2 million upfront consideration as revenues in the Consolidated Statements of Comprehensive Income (Loss) for the year ended 2022.

NOTE 15 – COMMITMENTS (cont.):

8)   In March 2022, the Company entered into an exclusive license agreement with Kukbo Co. Ltd ("Kukbo") for oral opaganib for the treatment of COVID-19 in South Korea, following Kukbo's investment in the company. Under the terms of the license agreement, the Company would receive an upfront payment of $1.5 million and be eligible for up to $5.6 million in milestone payments and low double-digit royalties on net sales of oral opaganib in South Korea. Kukbo will receive the exclusive rights to commercialize opaganib in South Korea for COVID-19.

However, on September 2, 2022, the Company filed a lawsuit against Kukbo and is in the process of seeking a default judgment against Kukbo in a United States court, as a result of Kukbo’s default in delivering to the Company $5 million under a Subscription Agreement, dated October 25, 2021, in exchange for ADSs, and a further payment of $1.5 million due under the license agreement as described above. On November 24, 2022, Kukbo responded in a letter to the lawsuit, stating that it intends to defend itself and bring a counterclaim against the Company. The parties continue to proceed with discovery and depositions, and the Company plans to continue to decisively pursue a favorable judgment.

On November 20, 2023, the Company entered into a Contingency Fee Agreement with the company’s legal firm, Haynes and Boone, LLP (“H&B”) under which the majority of legal costs related to the Kukbo litigation will be assumed by H&B, in return to a contingent fee of any final judgment in the Company’s favor.

As of December 31, 2023, the Company had not recognized revenues from the license agreement as the criteria to do so were not fully met.